Supplemental Balance Sheet Information (Tables)	12 Months Ended
Sep. 30, 2014
Supplemental Balance Sheet Information [Abstract]
Supplemental Balance Sheet Information

	September 30,
	2014	2013
Receivables, net
Trade	$332.2	$83.4
Income tax receivable	67.1	—
Other	15.8	0.1
	415.1	83.5
Allowance for doubtful accounts	(1.4)	(0.3)
	$413.7	$83.2
Inventories
Raw materials and supplies	$99.2	$29.2
Work in process	16.3	1.1
Finished products	235.8	91.6
Flocks	29.4	—
	$380.7	$121.9
Accounts Payable
Trade	$194.3	$57.1
Book cash overdrafts	12.1	7.0
Other items	18.6	13.0
	$225.0	$77.1
Other Current Liabilities
Advertising and promotion	$60.9	$12.6
Accrued interest	47.8	13.0
Compensation	32.4	18.9
Due to Michael Foods former owner	48.9	—
Miscellaneous accrued taxes	5.8	4.0
Deferred revenue	8.2	8.3
Other	65.3	12.1
	$269.3	$68.9
Other Liabilities
Pension and other postretirement benefit obligations	$114.1	$97.8
Deferred compensation	12.3	13.4
Interest rate swaps	40.4	—
Other	15.6	5.1
	$182.4	$116.3